Document and Entity Information	Sep. 30, 2024
Prospectus [Line Items]
Registrant Name	CALVERT IMPACT FUND INC
Registrant CIK	0001121624
SEC Form	485BPOS
Period end date	Sep. 30, 2024
Investment Company Type	N-1A
Amendment Flag	false